As filed with the Securities and Exchange Commission on February 21, 2017
Securities Act File No. 333-44568
Investment Company Act File No. 811-10085

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒

(Check appropriate box or boxes.)

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (252)-972-9922
Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

Terrence O. Davis
Holland & Knight LLP
1180 West Peachtree Street
Suite 1180 NW
Atlanta, GA 30309

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Amendment

It is proposed that this filing will become effective:  (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b);
[  ]  on (date) pursuant to paragraph (b);
[  ]  60 days after filing pursuant to paragraph (a)(1);
[  ]  on (date) pursuant to paragraph (a)(1);
[  ]  75 days after filing pursuant to paragraph (a)(2); or
[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 31 filed January 30, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on February 21, 2017.
HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
By:   /s/ Matthew J. Beck
      Matthew J. Beck
      Secretary
Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature TitleDate
*	Trustee, Chairman	February 21, 2017
James H. Speed, Jr.

*	Trustee	February 21, 2017
Theo H. Pitt, Jr.

*	Trustee, President	February 21, 2017
Mark A. Hillman

*	Treasurer	February 21, 2017
C. Frank Watson III

/s/Ashley E. Harris	Assistant Treasurer of the Trust	February 21, 2017
Ashley E. Harris

Dated: February 21, 2017
* By: /s/ Matthew J. Beck
Matthew J. Beck
Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase